Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
IFRS Statement [Line Items]
Memorandum items: subordinated liabilities	€ 0	€ 0	€ 0
FINANCIAL LIABILITIES AT AMORTIZED COST
IFRS Statement [Line Items]
Memorandum items: subordinated liabilities	€ 35,813	€ 30,912	€ 25,926